INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details) (Revenues [Member])	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Customer A [Member]
Concentration Risk [Line Items]
Percentage	38.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage	7.00%		27.00%		43.00%
Other customers [Member]
Concentration Risk [Line Items]
Percentage	16.00%	[1]	16.00%	[1]	10.00%	[1]
Number of customers	2		2		2
Other customers [Member] | Minimum [Member]
Concentration Risk [Line Items]
Percentage	7.00%		7.00%		4.00%
Other customers [Member] | Maximum [Member]
Concentration Risk [Line Items]
Percentage	9.00%		9.00%		6.00%

[1]	Represents sales to two different customers accounted for between 7% and 9% of sales during 2014 and 2013 and to two different customers accounted for between 4% and 6% of sales during 2012.